CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Consolidated Net Income	$ 10,649	$ 10,703	$ 9,571
Depreciation and amortization	1,075	1,128	1,260
Stock-based compensation expense	286	254	356
Deferred income taxes	(11)	(2)	(122)
Equity (income) loss — net of dividends	(802)	(1,019)	(838)
Foreign currency adjustments	(110)	175	203
Significant (gains) losses — net	(1,737)	(492)	(129)
Other operating charges	4,000	1,741	1,086
Other items	(311)	(43)	236
Net change in operating assets and liabilities	(6,234)	(846)	(605)
Net Cash Provided by Operating Activities	6,805	11,599	11,018
INVESTING ACTIVITIES
Purchases of investments	(5,640)	(6,698)	(3,751)
Proceeds from disposals of investments	6,589	4,354	4,771
Acquisitions of businesses, equity method investments and nonmarketable securities	(315)	(62)	(73)
Proceeds from disposals of businesses, equity method investments and nonmarketable securities	3,485	430	458
Purchases of property, plant and equipment	(2,064)	(1,852)	(1,484)
Proceeds from disposals of property, plant and equipment	40	74	75
Collateral (paid) received associated with hedging activities — net	235	366	(1,465)
Other investing activities	194	39	706
Net Cash Provided by (Used in) Investing Activities	2,524	(3,349)	(763)
FINANCING ACTIVITIES
Issuances of loans, notes payable and long-term debt	12,061	6,891	3,972
Payments of loans, notes payable and long-term debt	(9,533)	(5,034)	(4,930)
Issuances of stock	747	539	837
Purchases of stock for treasury	(1,795)	(2,289)	(1,418)
Dividends	(8,359)	(7,952)	(7,616)
Other financing activities	(31)	(465)	(1,095)
Net Cash Provided by (Used in) Financing Activities	(6,910)	(8,310)	(10,250)
CASH AND CASH EQUIVALENTS
Effect of Exchange Rate Changes on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	(623)	(73)	(205)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the year	1,796	(133)	(200)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	9,692	9,825	10,025
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents at End of Year	11,488	9,692	9,825
Restricted Cash and Restricted Cash Equivalents	660	326	306
Cash and cash equivalents	$ 10,828	$ 9,366	$ 9,519